NET CURRENT INCOME TAX LIABILITIES - Additional Information (Detail)	9 Months Ended
Sep. 30, 2024
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate on dividends	7.00%